LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

COLLECTION PERIOD:                     SEPTEMBER 1-30, 2006                                 PAYMENT DATE:     OCT 16 2006
DETERMINATION DATE:                    OCT 06 2004                                          REPORT BRANCH:    2062
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                                                                                                                        OVERCOLLAT-
INITIAL DEAL                                TOTAL         CLASS A-1       CLASS A-2       CLASS A-3       CLASS A-4     ERALIZATION
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Class Percentages                              100.00%          19.75%          27.06%          29.03%          22.91%         1.25%
Initial Pool Balance                    356,486,170.16   70,406,018.61   96,456,245.49  103,496,847.35   81,670,981.58  4,456,077.12
Prefunding                              149,842,943.76   29,593,981.39   40,543,754.51   43,503,152.65   34,329,018.42  1,873,036.80
Total Balance                           506,329,113.92  100,000,000.00  137,000,000.00  147,000,000.00  116,000,000.00  6,329,113.92
Note Balance Total                      500,000,000.00  100,000,000.00  137,000,000.00  147,000,000.00  116,000,000.00
Number of Contracts                             19,634
Class Pass Through Rates                                        5.370%          5.340%          5.170%          5.180%
Servicing Fee Rate                            1.75000%
Indenture Trustee Fee                         0.00300%
Custodian Fee                                 0.02000%
Backup Servicer Fee                           0.01000%
Insurance Premium Fee                         0.17000%
Demand Note Rate                              5.00000%

Initial Weighted Average APR                  12.9080%
Initial Weighted Average Monthly
      Dealer Participation Fee Rate             0.000%
Initial Weighted Average Adjusted APR
      (net of Monthly Dealer
      Participation) of Remaining
      Portfolio                               12.9080%
Initial Weighted Average Remaining Term          65.00
Initial Weighted Average Original Term           69.00
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CURRENT MONTH CERTIFICATE                                                                                               OVERCOLLAT-
     BALANCES                               TOTAL          CLASS A-1      CLASS A-2       CLASS A-3       CLASS A-4     ERALIZATION
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BOP:
Prior Month Pool Balance                356,486,170.16   70,406,018.61   96,456,245.49  103,496,847.35   81,670,981.58  4,456,077.12
Prefunding Pool Balance                 149,842,943.76   29,593,981.39   40,543,754.51   43,503,152.65   34,329,018.42  1,873,036.80
Total Pool Balance                      506,329,113.92  100,000,000.00  137,000,000.00  147,000,000.00  116,000,000.00  6,329,113.92
Total Note Balance                      500,000,000.00  100,000,000.00  137,000,000.00  147,000,000.00  116,000,000.00

EOP:
Number of Current Month Closed
       Contracts                                   363
Number of Reopened Loans                          0.00
Number of Contracts - EOP                       19,271
Pool Balance  -  EOP                    346,098,865.39   60,018,713.84   96,456,245.49  103,496,847.35   81,670,981.58  4,456,077.12
Prefunding Pool Balance                 149,842,943.76   29,593,981.39   40,543,754.51   43,503,152.65   34,329,018.42  1,873,036.80
Total Pool Balance  -  EOP              495,941,809.15   89,612,695.23  137,000,000.00  147,000,000.00  116,000,000.00  6,329,113.92
Total Note Balance - EOP                487,696,138.22   87,696,138.22  137,000,000.00  147,000,000.00  116,000,000.00

Class Collateral Pool Factors               0.97539228      0.87696138      1.00000000      1.00000000      1.00000000

Weighted Average APR of Remaining
       Portfolio                             12.92096%
Weighted Average Monthly Dealer
       Participation Fee Rate                 0.00000%
Weighted Average Adjusted APR (net of
       Monthly Dealer Participation)
       of Remaining Portfolio                12.92096%
Weighted Average Remaining Term                  64.18
Weighted Average Original Term                   69.01

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

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TOTAL DISTRIBUTION AMOUNT                                                                                            CONTRACTS
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     Monthly Payments:       Principal                                                           4,378,781.40
                             Interest                                                            3,749,972.03
     Early Payoffs:          Principal Collected                                                 5,914,853.72
                             Early Payoff Excess Servicing Compensation                                 46.37
                             Early Payoff Principal Net of Rule of 78s Adj.                      5,914,807.35           360
                             Interest                                                               68,111.96
     Liquidated Receivable:  Principal Collected                                                         0.00
                             Liquidated Receivable Excess Servicing Compensation                         0.00
                             Liquidated Receivable Principal Net of Rule of 78s Adj.                     0.00             0
                             Interest                                                                    0.00
     Purchase Amount:        Principal                                                              93,716.02             3
                             Interest                                                                3,153.09
                                          Total Principal                                       10,387,304.77
                                          Total Interest                                         3,821,237.08
                                          Total Principal and Interest                          14,208,541.85
     Recoveries                                                                                          0.00
     Excess Servicing Compensation                                                                      46.37
     Late Fees & Miscellaneous Fees                                                                 38,301.52
     Collection Account Customer Cash                                                           14,246,889.74
     ADDITIONAL COLLECTION ACCOUNT CASH:
     Collection Account Investment Income                                                              230.04
     Prefunding Account Investment Income                                                           60,922.44
     Mandatory Special Redemption                                                                        0.00
     Available Funds                                                                            14,308,042.22

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                                                                                              DISTRIBUTION         SHORTFALL / DRAW
DISTRIBUTION                                                                                     AMOUNT            DEFICIENCY CLAIM
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                                                                                                14,308,042.22
Servicing Fees:              Current Month Servicing Fee                         519,875.66
                             Prior Period Unpaid Servicing Fee                         0.00
                             Late Fees & Miscellaneous Fees                       38,301.52
                             Excess Servicing Compensation                            46.37
                                               Total Servicing Fees:             558,223.55     13,749,818.67            0.00
Indenture Trustee Fee                                                              1,250.00     13,748,568.67            0.00
Custodian Fee                                                                      5,941.44     13,742,627.23            0.00
Backup Servicer Fee                                                                2,970.72     13,739,656.51            0.00
Prior Unpaid Indenture Trustee Fee                                                     0.00     13,739,656.51            0.00
Prior Unpaid Custodian Fee                                                             0.00     13,739,656.51            0.00
Prior Unpaid Backup Servicer Fee                                                       0.00     13,739,656.51            0.00

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

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                                                                                              DISTRIBUTION         SHORTFALL / DRAW
DISTRIBUTION CONTINUED                                                                           AMOUNT            DEFICIENCY CLAIM
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Class A-1 Note Interest:     Current Month                                       268,500.00     13,471,156.51            0.00
                             Prior Carryover Shortfall                                 0.00     13,471,156.51
Class A-2 Note Interest:     Current Month                                       365,790.00     13,105,366.51            0.00
                             Prior Carryover Shortfall                                 0.00     13,105,366.51
Class A-3 Note Interest:     Current Month                                       379,995.00     12,725,371.51            0.00
                             Prior Carryover Shortfall                                 0.00     12,725,371.51
Class A-4 Note Interest:     Current Month                                       300,440.00     12,424,931.51            0.00
                             Prior Carryover Shortfall                                 0.00     12,424,931.51
Principal Payment Amount:    Current Month                                     4,058,190.85      8,366,740.66            0.00
                             Prior Carryover Shortfall                                 0.00      8,366,740.66
Certificate Insurer:         Reimbursement Obligations                                 0.00      8,366,740.66            0.00
                             Premium                                              69,082.17      8,297,658.49            0.00
Demand Note Interest Payment Amount
                             Current Month                                        51,987.57      8,245,670.93            0.00
                             Prior Carryover Shortfall                                 0.00      8,245,670.93            0.00
Demand Note                  Reimbursement                                             0.00      8,245,670.93            0.00
Additional Expenses:         Trust Collateral Agent                                    0.00      8,245,670.93            0.00
                             Indenture Trustee                                         0.00      8,245,670.93            0.00
                             Backup Servicer                                           0.00      8,245,670.93            0.00
                             Custodian                                                 0.00      8,245,670.93            0.00
Distribution to (from) the Spread Account                                      8,245,670.93              0.00

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LIQUIDATED RECEIVABLES
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                                                                                             Cumulative Cram Down Loss
Liquidated Receivables and Cram Down Loss:                                                                      Balance       Units
     BOP Liquidated Receivable Principal Balance                0.00       BOP Cram Down loss Balance              0.00           0
     Current Month Cram Down Loss                               0.00       Current Month Cram Down Loss            0.00           0
     Liquidation Principal Proceeds                             0.00
     Principal Loss                                             0.00
     Prior Month Cumulative Principal Loss LTD                  0.00
     Cumulative Principal Loss LTD                              0.00       Cumulative Cram Down Loss               0.00           0

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STATISTICAL INFORMATION
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                                                                                      % OF TOTAL POOL
DELINQUENCY STATUS:          # OF CONTRACTS              AMOUNT                            BALANCE
     Current                       15,652             287,966,021.29                       83.20%
     1-29 Days                      3,391              55,289,746.97                       15.98%
     30-59 Days                       215               2,636,282.51                        0.76%
     60-89 Days                        12                 187,496.63                        0.05%
     90-119 Days                        1                  19,317.99                        0.01%
     120 Days or More                   0                       0.00                        0.00%
                       Total       19,271             346,098,865.39                      100.00%

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

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STATISTICAL INFORMATION CONTINUED
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TRIGGER ANALYSIS:
(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)
                                                   Trigger                Trigger            Event of Default           Event of
                             Current Month        Threshold                Event                 Threshold              Default

Average Delinquency Ratio        0.81589%           4.25%                    NO                    6.25%                   NO
Cumulative Default Rate             0.01%           1.57%                    NO                    1.85%                   NO
Cumulative Loss Rate                0.00%           0.79%                    NO                    1.02%                   NO

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STATISTICAL INFORMATION CONTINUED
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REPOSSESSION STATISTICS:
                             CERTIFICATE INVENTORY                                                    RECOVERY INVENTORY
                             # OF CONTRACTS              AMOUNT *                                        # OF CONTRACTS     AMOUNT *
Prior Month Inventory                     0                  0.00           Prior Month Inventory                     0         0.00
Repurchases                               0                  0.00                     Repurchased                     0         0.00
Adjusted Prior Month Inventory            0                  0.00    Adjusted Prior Month Inventory                   0         0.00
Current Month Repos                       3             93,716.02             Current Month Repos                     0         0.00
Repos Actually Liquidated                 0                  0.00    Repos from Trust Liquidation                     0         0.00
Repos Liquidated at 60+ or 150+           0                  0.00       Repos Actually Liquidated                     0         0.00
Dealer Payoff                             0                  0.00                   Dealer Payoff                     0         0.00
Redeemed / Cured                          0                  0.00                Redeemed / Cured                     0         0.00
Purchased Repos                           0                  0.00                 Purchased Repos                     0         0.00
Current Month Inventory                   3             93,716.02         Current Month Inventory                     0         0.00
                             * The Prior Month Inventory reported this month may differ due to Payment or NSF activity.

LIQUIDATED RECEIVABLE STATISTICS:
                             # OF CONTRACTS               AMOUNT
Current Month Balance                     0                 0.00
Cumulative Balance                        0                 0.00
Current Month Proceeds                                      0.00
Cumulative Proceeds                                         0.00
Current Month Recoveries                                    0.00
Cumulative Recoveries                                       0.00

                                                     RECEIVABLES LIQUIDATED AT 150 OR
                                                     MORE DAYS DELINQUENT, 60 OR MORE
                                                     DAYS PAST THE DATE AVAILABLE FOR                    CUMULATIVE RECEIVABLES
                                                     SALE AND BY ELECTION:                               LIQUIDATED AT 150+ AND 60+:
                                                               Balance            Units                        Balance         Units
Prior Month                                                     0.00                0                           0.00             0
Current Trust Liquidation Balance                               0.00                0                           0.00             0
Current Monthly Principal Payments                              0.00
Cram Down Loss                                                  0.00
Reopened Loan Due to NSF                                        0.00                0
Current Repurchases                                             0.00                0
Current Recovery Sale Proceeds                                  0.00                0
Deficiency Balance of Sold Vehicles                             0.00
EOP                                                             0.00                0                           0.00             0

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

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STATISTICAL INFORMATION CONTINUED
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Requisite Amount:                                                                            0.00

          DEMAND NOTE SPREAD ACCOUNT

Initial Deposit                                                                              0.00
   BOP Balance                                                                               0.00
   Remaining Distribution Amount                                                     8,245,670.93
   Investment Income  - Spread                                                               0.00
  Current Month Draw - Spread                                                                0.00
EOP Balance Prior to Distribution                                                    8,245,670.93

Spread Account Release Amount                                                        8,245,670.93

EOP Balance                                                                                  0.00

Class A Principal Payment Amount                                                     8,245,670.93
Demand Note Supp Interest Payment Amount                                                     0.00
Class R Certificateholder Distribution                                                       0.00

           DEMAND NOTE

Demand Note Initial Balance                                                         12,477,015.96
Subsequent Transfer                                                                          0.00
Demand Note Amount                                                                  12,477,015.96

OVERCOLLATERALIZATION AMOUNT                                                         8,245,670.93

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT                                              20,722,686.88             5.99%

REQUIRED TOTAL ENHANCEMENT AMOUNT                                                   44,634,762.82            12.90%

PREFUNDING ACCOUNT RECONCILIATION

Initial Deposit                                                                    149,842,943.76
BOP Balance                                                                        149,842,943.76
Subsequent Transfer                                                                          0.00
Investment Income Earned                                                                60,922.44
Investment Income Deposited to Note Account for
      Distribution Per SAS Sec5.5                                                       60,922.44
Mandatory Special Redemption                                                                 0.00
Remaining Prefunding Balance                                                       149,842,943.76
Undistributed Investment Income                                                              0.00
EOP Balance Before Release to Servicer                                             149,842,943.76
Prefunding Account Balance Released to Servicer                                              0.00
EOP Balance                                                                        149,842,943.76

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B
TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

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   CUMULATIVE LOSS:                                             CUMULATIVE GROSS DEFAULT:
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      UP TO MONTH       TRIGGER EVENT     EVENT OF DEFAULT              UP TO MONTH            TRIGGER EVENT        EVENT OF DEFAULT
           3               0.79%               1.02%                         3                     1.57%                 1.85%
           6               1.57%               1.87%                         6                     3.13%                 3.39%
           9               1.96%               2.37%                         9                     3.73%                 4.31%
          12               3.13%               3.39%                         12                    5.88%                 6.15%
          15               3.56%               3.85%                         15                    6.77%                 7.00%
          18               4.28%               4.61%                         18                    8.56%                 8.39%
          21               4.66%               5.39%                         21                    8.98%                 9.80%
          24               5.17%               5.85%                         24                    9.40%                 10.63%
          27               5.50%               6.31%                         27                   10.00%                 11.48%
          30               6.00%               6.76%                         30                   10.91%                 12.30%
          33               6.34%               7.24%                         33                   11.52%                 13.15%
          36               6.67%               7.54%                         36                   12.12%                 13.71%
          39               6.83%               7.69%                         39                   12.43%                 13.98%
          42               7.00%               8.00%                         42                   12.72%                 14.54%
          45               7.00%               8.00%                         45                   12.72%                 14.54%
          48               7.00%               8.00%                         48                   12.72%                 14.54%
          51               7.00%               8.00%                         51                   12.72%                 14.54%
          54               7.00%               8.00%                         54                   12.72%                 14.54%
          57               7.00%               8.00%                         57                   12.72%                 14.54%
          60               7.00%               8.00%                         60                   12.72%                 14.54%
          63               7.00%               8.00%                         63                   12.72%                 14.54%
          66               7.00%               8.00%                         66                   12.72%                 14.54%
          69               7.00%               8.00%                         69                   12.72%                 14.54%
          72               7.00%               8.00%                         72                   12.72%                 14.54%
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AVERAGE DELINQUENCY RATIO:
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      UP TO MONTH       TRIGGER EVENT     EVENT OF DEFAULT
          12               4.25%               6.25%
          24               5.25%               7.25%
          72               6.25%               8.25%
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LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-B

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of September 30, 2006 and were performed in conformity with the Sale and Servicing Agreement dated September
 1, 2006.

/s/ Maureen E. Morley
-----------------------------
Maureen E. Morley
Vice President and Controller